Document and Entity Information - shares	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Huahui Education Group Ltd
Entity Central Index Key	0001680935
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity's Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		2,734,900
Document Fiscal Year Focus	2019
Document Annual Report	false
Document Fiscal Period Focus	FY
Document Transition Report	true
Document Shell Company Report	false